Revenue and other income (Details) - Schedule of revenue and other income - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Revenue from Operating Activities
Revenue from contracts with customers	$ 765,193	$ 145,776	$ 2,518,566
Total Revenue from Operating Activities	765,193	145,776	2,518,566
Other Income
Australian R&D tax incentive refund	257,500	356,209	308,225
COVID-19 government assistance		161,600	154,904
HJF R&D grant	306,595	74,821
MTEC R&D grant	369,045
Other income	24,585	24,480	10,545
Total Other Income	957,725	617,110	473,674
Other Gains/(Losses) – Net
Net foreign exchange gains/(losses)	247,558	(582,528)	11,335
Net impairment losses		$ (759,765)